K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

February 26, 2018
EDGAR FILING
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Investors Tax Exempt Funds File Nos. 002-82572; 811-03690 Post-Effective Amendment No. 52

Ladies and Gentlemen:
Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of First Investors Tax Exempt Funds (“Trust”) is Post-Effective Amendment No. 52 to the Trust’s currently effective Registration Statement on Form N-1A relating to the shares of beneficial interest in the First Investors Tax Exempt Income Fund and First Investors Tax Exempt Opportunities Fund (each, a “Fund,” and collectively, the “Funds”), each a series of the Trust, under the 1933 Act.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.  The primary purpose of this filing is to reflect the addition of Green Square Asset Management, LLC as a sub-adviser to each Fund and the related changes to each Fund’s principal investment strategies.

Pursuant to Rule 485(a)(1) under the 1933 Act, Post-Effective Amendment No. 52 will become effective on May 1, 2018.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours, /s/ Kathy K. Ingber Kathy K. Ingber

Attachments

cc:	Mary Carty Mary Najem Foresters Investment Management Company, Inc.